CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Comprehensive Income (Loss)
Balance at Jun. 27, 2009	$ 934.5	$ 0.2	$ 69,530.5	$ (68,618.8)	$ 22.6
Balance (in shares) at Jun. 27, 2009		217.0
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(61.8)			(61.8)		(61.8)
Change in net unrealized gains (loss) on available-for-sale investments	6.2				6.2	6.2
Foreign currency translation adjustment	(4.6)				(4.6)	(4.6)
Defined benefit obligation, net of tax	(9.1)				(9.1)	(9.1)
Comprehensive income (loss)	(69.3)					(69.3)
Shares issued under employee stock plans, net of tax effects	0.4		0.4
Shares issued under employee stock plans, net of tax effects (in shares)		4.1
Stock-based compensation	43.1		43.1
Balance at Jul. 03, 2010	908.7	0.2	69,574.0	(68,680.6)	15.1
Balance (in shares) at Jul. 03, 2010		221.1
Increase (Decrease) in Stockholders' Equity
Net (loss) income	71.6			71.6		71.6
Change in net unrealized gains (loss) on available-for-sale investments	(2.3)				(2.3)	(2.3)
Foreign currency translation adjustment	12.1				12.1	12.1
Defined benefit obligation, net of tax	7.9				7.9	7.9
Comprehensive income (loss)	89.3					89.3
Shares issued under employee stock plans, net of tax effects	25.7		25.7
Shares issued under employee stock plans, net of tax effects (in shares)		6.5
Stock-based compensation	41.7		41.7
Balance at Jul. 02, 2011	1,065.4	0.2	69,641.4	(68,609.0)	32.8
Balance (in shares) at Jul. 02, 2011		227.6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(55.6)			(55.6)		(55.6)
Change in net unrealized gains (loss) on available-for-sale investments	(1.2)				(1.2)	(1.2)
Foreign currency translation adjustment	(9.4)				(9.4)	(9.4)
Defined benefit obligation, net of tax	(14.7)				(14.7)	(14.7)
Comprehensive income (loss)	(80.9)					(80.9)
Shares issued under employee stock plans, net of tax effects	5.0		5.0
Shares issued under employee stock plans, net of tax effects (in shares)		4.3
Stock-based compensation	49.5		49.5
Reacquisition of equity component related to convertible debt repurchase	(0.2)		(0.2)
Balance at Jun. 30, 2012	$ 1,038.8	$ 0.2	$ 69,695.7	$ (68,664.6)	$ 7.5
Balance (in shares) at Jun. 30, 2012		231.9